Investments in subsidiaries - Assets Acquired and Liabilities Assumed (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Business Combinations 1 [Abstract]
Current assets	$ 109,878,000	$ 40,705,000
PP&E	2,614,000	5,488,000
Intangible assets	47,723,000	50,474,000
Goodwill	209,992,000	238,322,000
Current liabilities	(89,179,000)	(29,953,000)
Deferred tax liabilities	(9,246,000)	(3,126,000)
Debt	(27,925,000)	(9,648,000)
Identifiable Assets Acquired (Liabilities Assumed), Excluding Cash And Cash Equivalents	243,857,000	292,262,000
Cash acquired	22,642,000	14,814,000
Net assets acquired	266,499,000	307,076,000
Consideration paid	253,428,000	297,875,000
Consideration payable	$ 13,071,000	9,201,000
Goodwill expected to be deductible for tax purposes		$ 191,231,000
Acquired borrowings due 2021
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	0.00%	2.04%
U.S. Commercial and State Government
Business Combinations 1 [Abstract]
Goodwill	$ 44,674,000
Canada
Business Combinations 1 [Abstract]
Goodwill	29,081,000
Northern Europe
Business Combinations 1 [Abstract]
Goodwill	$ 136,237,000